Risk (Details 3) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Risk Details 3Abstract
Short-term deposits	€ 27,803,153	€ 32,918,604
Cash at banks	5,328,127	22,467,636
Marketable Securities	81,895,377	100,868,129
Other (non-current portion)	272,614	207,444
Other (current)	458,491	316,112
Total funds available	€ 115,757,762	€ 156,777,925